Statutory Surplus Reserves - Additional Information (Details) $ / shares in Units, ¥ in Millions	1 Months Ended	4 Months Ended	12 Months Ended
	Apr. 30, 2025 USD ($) $ / shares	Apr. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule Of Distribution Of Profits [Line Items]
Appropriation of net income after taxes to statutory surplus reserve fund required minimum percentage				10.00%
Reserve level threshold for mandatory transfer percentage				50.00%
Retained earnings, appropriated				$ 1,581,467,000	$ 1,539,584,000	$ 1,538,013,000	$ 1,514,297,000
Dividends payable, current				212,960,000	0	118,889,000	0
Restricted paid in capital, additional paid in capital and statutory surplus reserves				1,991,542,000	1,946,117,000	1,944,547,000	1,903,350,000	¥ 12,987	¥ 12,651	¥ 12,640	¥ 12,368
Amount of restricted net assets for consolidated and unconsolidated subsidiaries				3,349,097,000	4,906,903,000	5,656,174,000	6,821,112,000
Dividends declared				1,155,225,000	211,707,000	386,452,000	1,898,911,000
Forecast [Member]
Schedule Of Distribution Of Profits [Line Items]
Dividend declared per share | $ / shares	$ 55
Cash dividend declared	$ 3,958,000,000
Payment of common stock dividend	3,300,000,000
Forecast [Member] | Sinovac Antigua's
Schedule Of Distribution Of Profits [Line Items]
Cash dividend declared	$ 658,000,000
Common Shares
Schedule Of Distribution Of Profits [Line Items]
Dividends payable, current				0	0	0	0
Dividends declared				0	0	0	0
Common Shares | Sinovac Beijing, Sinovac LS and Sinovac Dalian
Schedule Of Distribution Of Profits [Line Items]
Dividends declared				$ 947,000,000	212,000,000
Common Shares | Sinovac LS and Sinovac Dalian
Schedule Of Distribution Of Profits [Line Items]
Payment of common stock dividend						247,000,000
Dividends declared						$ 386,000,000
Common Shares | Sinovac LS
Schedule Of Distribution Of Profits [Line Items]
Deferred dividend payment					$ 119,000,000
Dividends declared							$ 1,899,000,000
Common Shares | Forecast [Member] | Sinovac LS
Schedule Of Distribution Of Profits [Line Items]
Dividends declared			$ 213,000,000
Common Shares | Forecast [Member] | Sinovac Beijing and Sinovac Dalian
Schedule Of Distribution Of Profits [Line Items]
Dividends declared		$ 24,000,000	$ 20,000,000